Annual Total Returns - FidelityAdvisorGlobalRealEstateFund-AMCIZPRO - FidelityAdvisorGlobalRealEstateFund-AMCIZPRO - Fidelity Advisor Global Real Estate Fund	Sep. 28, 2024
Fidelity Advisor Global Real Estate Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	Aug. 11, 2016
Annual Return 2017	12.77%
Annual Return 2018	(4.90%)
Annual Return 2019	25.36%
Annual Return 2020	(5.32%)
Annual Return 2021	27.60%
Annual Return 2022	(25.15%)
Annual Return 2023	12.27%
Fidelity Advisor Global Real Estate Fund - Class M
Bar Chart Table:
Annual Return, Inception Date	Aug. 11, 2016
Fidelity Advisor Global Real Estate Fund - Class C
Bar Chart Table:
Annual Return, Inception Date	Aug. 11, 2016
Fidelity Advisor Global Real Estate Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	Aug. 11, 2016
Fidelity Advisor Global Real Estate Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018